Document and Entity Information	12 Months Ended
Dec. 15, 2011
Risk/Return:
Document Type	Other
Document Period End Date	Dec 12, 2011
Registrant Name	NATIONWIDE MUTUAL FUNDS
Central Index Key	0001048702
Amendment Flag	false
Document Creation Date	Jun 25, 2012
Document Effective Date	Jun 25, 2012
Prospectus Date	Dec 15, 2011

NATIONWIDE MUTUAL FUNDS
Nationwide Small Company Growth Fund

Supplement dated June 25, 2012
to the Prospectus dated December 15, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective August 1, 2012, the following changes to the Prospectus will be implemented:

1.
The list of purchasers for whom front-end sales charges on Class A shares are waived, under the heading “Waiver of Class A Sales Charges” on page 10 of the Prospectus, is revised by deleting the third bullet point and replacing it with the following:

●
any investor who purchases Class A shares of the Fund directly from the Trust, the Distributor, or a broker-dealer that is affiliated with the Distributor with proceeds from sales of Institutional Class shares of another Nationwide Fund.

2.
The list of investors who are eligible to purchase Institutional Service Class shares, under the heading “Institutional Service Class Shares” on page 11 of the Prospectus, is supplemented with the following:

●	current holders of Institutional Service Class shares of any Nationwide Fund.

3.	The following modifies the information found on page 15 of the Prospectus under the heading “Exchanging Shares”:

No minimum investment requirement shall apply to holders of Institutional Service Class shares seeking to exchange such shares for Institutional Service Class shares of another Fund where such Institutional Service Class shares had been designated as Class D shares at the close of business on July 31, 2012.

4.	The Fund may, under circumstances it deems to be appropriate, accept cashier’s checks for the purchase of shares.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Dec 15, 2011
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Small Company Growth Fund

Supplement dated June 25, 2012
to the Prospectus dated December 15, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective August 1, 2012, the following changes to the Prospectus will be implemented:

1.
The list of purchasers for whom front-end sales charges on Class A shares are waived, under the heading “Waiver of Class A Sales Charges” on page 10 of the Prospectus, is revised by deleting the third bullet point and replacing it with the following:

●
any investor who purchases Class A shares of the Fund directly from the Trust, the Distributor, or a broker-dealer that is affiliated with the Distributor with proceeds from sales of Institutional Class shares of another Nationwide Fund.

2.
The list of investors who are eligible to purchase Institutional Service Class shares, under the heading “Institutional Service Class Shares” on page 11 of the Prospectus, is supplemented with the following:

●	current holders of Institutional Service Class shares of any Nationwide Fund.

3.	The following modifies the information found on page 15 of the Prospectus under the heading “Exchanging Shares”:

No minimum investment requirement shall apply to holders of Institutional Service Class shares seeking to exchange such shares for Institutional Service Class shares of another Fund where such Institutional Service Class shares had been designated as Class D shares at the close of business on July 31, 2012.

4.	The Fund may, under circumstances it deems to be appropriate, accept cashier’s checks for the purchase of shares.

Nationwide Small Company Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nmf4_SupplementTextBlock
NATIONWIDE MUTUAL FUNDS
Nationwide Small Company Growth Fund

Supplement dated June 25, 2012
to the Prospectus dated December 15, 2011

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Prospectus.

Effective August 1, 2012, the following changes to the Prospectus will be implemented:

1.
The list of purchasers for whom front-end sales charges on Class A shares are waived, under the heading “Waiver of Class A Sales Charges” on page 10 of the Prospectus, is revised by deleting the third bullet point and replacing it with the following:

●
any investor who purchases Class A shares of the Fund directly from the Trust, the Distributor, or a broker-dealer that is affiliated with the Distributor with proceeds from sales of Institutional Class shares of another Nationwide Fund.

2.
The list of investors who are eligible to purchase Institutional Service Class shares, under the heading “Institutional Service Class Shares” on page 11 of the Prospectus, is supplemented with the following:

●	current holders of Institutional Service Class shares of any Nationwide Fund.

3.	The following modifies the information found on page 15 of the Prospectus under the heading “Exchanging Shares”:

No minimum investment requirement shall apply to holders of Institutional Service Class shares seeking to exchange such shares for Institutional Service Class shares of another Fund where such Institutional Service Class shares had been designated as Class D shares at the close of business on July 31, 2012.

4.	The Fund may, under circumstances it deems to be appropriate, accept cashier’s checks for the purchase of shares.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	NATIONWIDE MUTUAL FUNDS
Prospectus Date	rr_ProspectusDate	Dec 15, 2011
Document Creation Date	dei_DocumentCreationDate	Jun 25, 2012